Average Annual Total Returns - Class P3 Shares - Voya Corporate Leaders 100 Fund	Class P3 1 Yr	Class P3 5 Yrs	Class P3 10 Yrs	Class P3 Since Inception	Class P3 Inception Date	Class P3 After tax on distributions 1 Yr	Class P3 After tax on distributions 5 Yrs	Class P3 After tax on distributions 10 Yrs	Class P3 After tax on distributions Since Inception	Class P3 After tax on distributions with sale 1 Yr	Class P3 After tax on distributions with sale 5 Yrs	Class P3 After tax on distributions with sale 10 Yrs	Class P3 After tax on distributions with sale Since Inception	S&P 500® Index 1 Yr		S&P 500® Index 5 Yrs	S&P 500® Index 10 Yrs	S&P 500® Index Since Inception
Total	29.25%			12.54%	Jun. 04, 2018	26.89%			9.72%	18.47%			9.35%	31.49%	[1]	[1]	[1]	13.10%	[1]

[1]	The index returns do not reflect deductions for fees, expenses, or taxes.